UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

120 N. Hale Street, Suite 200
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Morrison Warren
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-208-5212
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

Innovator IBD® 50 ETF
Schedule of Investments
January 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 88.86%
Advertising - 3.43%
The Trade Desk, Inc. - Class A (a)	106,317	$15,169,310

Auto Parts & Equipment - 0.94%
Allison Transmission Holdings, Inc.	85,034	4,138,605

Biotechnology - 4.72%
Exelixis, Inc. (a)	91,897	2,166,012
Illumina, Inc. (a)	13,448	3,762,616
Innoviva, Inc. (a)	619,436	10,592,355
Regeneron Pharmaceuticals, Inc. (a)	10,129	4,348,076
		20,869,059
Building Materials - 1.94%
Trex Co., Inc. (a)	122,807	8,567,016

Commercial Services - 3.16%
Euronet Worldwide, Inc. (a)	35,798	4,117,128
Green Dot Corp. - Class A (a)	51,637	3,822,171
PayPal Holdings, Inc. (a)	22,457	1,993,283
TAL Education Group - ADR (a)	130,222	4,040,789
		13,973,371
Computers - 6.62%
CyberArk Software Ltd. (a)	184,797	16,217,785
Fortinet, Inc. (a)	170,628	13,064,986
		29,282,771
Distribution - Wholesale - 1.88%
Triton International Ltd.	230,998	8,304,378

Diversified Financial Services - 0.94%
Mastercard, Inc. - Class A	10,246	2,163,238
Visa, Inc. - Class A	14,836	2,003,008
		4,166,246
Electronics - 3.36%
Alarm.com Holdings, Inc. (a)	236,488	14,882,189

Healthcare-Products - 6.25%
ABIOMED, Inc. (a)	12,064	4,235,308
BioTelemetry, Inc. (a)	210,806	15,140,088
Edwards Lifesciences Corp. (a)	48,491	8,263,837
		27,639,233
Healthcare-Services - 5.76%
Medpace Holdings, Inc. (a)	233,768	15,054,659
Syneos Health, Inc. (a)	163,901	8,365,507
UnitedHealth Group, Inc.	7,609	2,055,952
		25,476,118

Internet - 6.34%
CDW Corp.	24,975	2,079,668
Match Group, Inc.	246,844	13,203,685
Palo Alto Networks, Inc. (a)	59,286	12,735,819
		28,019,172
Leisure Time - 5.91%
Fox Factory Holding Corp. (a)	234,616	13,919,767
Planet Fitness, Inc. - Class A (a)	211,015	12,221,989
		26,141,756
Media - 2.82%
Nexstar Media Group, Inc. - Class A	149,229	12,456,145

Mining - 3.21%
Kirkland Lake Gold Ltd.	441,430	14,200,803

Pharmaceuticals - 2.77%
Horizon Pharma PLC (a)	371,624	7,986,200
PRA Health Sciences, Inc. (a)	40,269	4,267,306
		12,253,506
Retail - 9.05%
Five Below, Inc. (a)	98,804	12,225,019
Lululemon Athletica, Inc. (a)	54,261	8,020,318
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	28,209	8,234,771
Wingstop, Inc.	175,893	11,547,375
		40,027,483
Semiconductors - 1.98%
Broadcom, Inc.	15,784	4,234,058
Intel Corp.	42,399	1,997,841
Xilinx, Inc.	22,696	2,540,590
		8,772,489
Software - 15.91%
Adobe Systems, Inc. (a)	33,169	8,219,942
Atlassian Corp. PLC - Class A (a)	151,941	14,950,995
Paycom Software, Inc. (a)	89,010	13,194,843
ServiceNow, Inc. (a)	77,350	17,018,546
Veeva Systems, Inc. - Class A (a)	137,284	14,972,193
VMware, Inc. - Class A	13,481	2,036,575
		70,393,094
Telecommunications - 1.87%
Ubiquiti Networks, Inc.	76,438	8,271,356
TOTAL COMMON STOCKS (Cost $355,006,291)		393,004,100

REAL ESTATE INVESTMENT TRUSTS - 6.79%
Diversified - 0.94%
VICI Properties, Inc.	193,411	4,164,139

Health-Care - 5.38%
CareTrust REIT, Inc.	395,289	8,688,452
Medical Properties Trust, Inc.	830,190	15,109,458
		23,797,910
Mortgage - 0.47%
Granite Point Mortgage Trust, Inc.	106,987	2,088,386
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,416,716)		30,050,435

SHORT TERM INVESTMENTS - 0.23%
Money Market Funds - 0.23%
Fidelity Government Portfolio - Class I, 2.270% (b)	1,009,454	1,009,454
TOTAL SHORT TERM INVESTMENTS (Cost $1,009,454)		1,009,454

Total Investments (Cost $384,432,461) - 95.88%		424,063,989
Other Assets in Excess of Liabilities - 4.12%		18,217,559
TOTAL NET ASSETS - 100.00%		$442,281,548

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD® ETF Leaders ETF
Schedule of Investments
January 31, 2019 (Unaudited)
	Shares	Value
EXCHANGE TRADED FUNDS - 99.70%
Other Investment Pools and Funds - 99.70%
First Trust Brazil AlphaDEX Fund	78,298	$1,245,720
Invesco Taxable Municipal Bond	39,201	1,164,662
IQ Merger Arbitrage ETF (a)	36,225	1,170,430
iShares 10-20 Year Treasury Bond ETF	8,713	1,168,413
iShares 20+ Year Treasury Bond ETF	9,588	1,169,448
iShares 3-7 Year Treasury Bond ETF	9,550	1,165,387
iShares 7-10 Year Treasury Bond ETF	11,131	1,167,419
iShares MBS ETF	11,065	1,167,247
iShares MSCI Brazil ETF	27,105	1,229,754
iShares MSCI Indonesia ETF	43,806	1,212,550
iShares MSCI Philippines ETF	33,865	1,180,873
iShares US Treasury Bond ETF	46,775	1,164,698
Schwab Intermediate-Term U.S. Treasury ETF	21,915	1,165,440
SPDR Bloomberg Barclays Intermediate Term Treasury ETF	19,518	1,165,615
SPDR Gold Shares (a)	9,520	1,187,620
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	24,057	1,165,321
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	24,376	1,167,123
Vanguard Extended Duration Treasury ETF	10,284	1,168,879
Vanguard Intermediate-Term Bond ETF	14,212	1,173,911
Vanguard Intermediate-Term Treasury ETF	18,286	1,165,733
Vanguard Long-Term Treasury ETF	15,577	1,169,365
TOTAL EXCHANGE TRADED FUNDS (Cost $24,206,456)		24,735,608

SHORT TERM INVESTMENTS - 0.35%
Money Market Funds - 0.35%
Fidelity Government Portfolio - Class I, 2.270% (b)	87,890	87,890
TOTAL SHORT TERM INVESTMENTS (Cost $87,890)		87,890

Total Investments (Cost $24,294,346) - 100.05%		24,823,498
Liabilities in Excess of Other Assets - (0.05)%		(12,338)
TOTAL NET ASSETS - 100.00%		$24,811,160

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD® Breakout Opportunities ETF
Schedule of Investments
January 31, 2019 (Unaudited)

	Shares	Value

BUSINESS DEVELOPMENT COMPANIES - 1.56%
Investment Companies - 1.56%
Bain Capital Specialty Finance, Inc.	8,294	$163,807
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $150,422)		163,807

COMMON STOCKS - 94.80%
Apparel - 1.45%
Columbia Sportswear Co.	1,716	153,050

Auto Parts & Equipment - 0.83%
Allison Transmission Holdings, Inc.	1,793	87,265

Banks - 4.89%
Bank of America Corp.	4,389	124,955
First Financial Bankshares, Inc.	2,090	127,699
First Republic Bank	1,342	129,677
Popular, Inc.	2,420	132,156
		514,487
Biotechnology - 3.23%
Exact Sciences Corp. (a)	1,848	166,468
NeoGenomics, Inc. (a)	7,810	129,802
Vertex Pharmaceuticals, Inc. (a)	231	44,100
		340,370
Building Materials - 2.73%
Armstrong World Industries, Inc.	1,969	133,971
Lennox International, Inc.	671	153,847
		287,818
Commercial Services - 13.95%
Aaron's, Inc.	3,014	150,881
AMN Healthcare Services, Inc. (a)	2,354	152,516
Bright Horizons Family Solutions, Inc. (a)	1,331	154,117
Cintas Corp.	693	129,944
CoStar Group, Inc. (a)	220	85,963
Euronet Worldwide, Inc. (a)	748	86,027
Global Payments, Inc.	1,342	150,680
Insperity, Inc.	418	44,592
PayPal Holdings, Inc. (a)	924	82,014
Quanta Services, Inc.	4,334	153,164
Ritchie Bros Auctioneers, Inc.	3,575	128,557
Verisk Analytics, Inc. (a)	1,287	151,106
		1,469,561
Computers - 1.76%
Elastic NV (a)	1,925	163,625
EPAM Systems, Inc. (a)	154	21,788
		185,413

Distribution - Wholesale - 0.20%
Dorman Products, Inc. (a)	242	20,800

Diversified Financial Services - 1.63%
Mastercard, Inc. - Class A	209	44,126
TD Ameritrade Holding Corp.	770	43,082
Visa, Inc. - Class A	627	84,651
		171,859
Electrical Components & Equipment - 0.41%
Novanta, Inc. (a)	627	43,689

Electronics - 6.32%
Agilent Technologies, Inc.	1,771	134,685
Alarm.com Holdings, Inc. (a)	341	21,459
Badger Meter, Inc.	2,849	150,399
Gentex Corp.	5,698	120,684
Tech Data Corp. (a)	902	86,258
Woodward, Inc.	1,672	151,900
		665,385
Environmental Control - 1.24%
Waste Management, Inc.	1,364	130,494

Healthcare-Products - 6.62%
Becton Dickinson and Co.	539	134,459
BioTelemetry, Inc. (a)	319	22,911
Boston Scientific Corp. (a)	1,155	44,063
Edwards Lifesciences Corp. (a)	253	43,116
Hill-Rom Holdings, Inc.	847	84,717
Masimo Corp. (a)	352	43,785
STERIS PLC	748	85,317
Teleflex, Inc.	154	42,119
Thermo Fisher Scientific, Inc.	176	43,238
Wright Medical Group NV (a)	5,137	153,288
		697,013
Healthcare-Services - 4.0%
Amedisys, Inc. (a)	671	88,008
Centene Corp. (a)	682	89,049
HCA Healthcare, Inc.	968	134,968
Medpace Holdings, Inc. (a)	352	22,669
UnitedHealth Group, Inc.	319	86,194
		420,888
Household Products & Wares - 1.43%
Central Garden & Pet Co. - Class A (a)	4,224	150,459

Insurance - 1.38%
Brown & Brown, Inc.	5,357	145,496

Internet - 5.87%
Anaplan, Inc. (a)	4,752	149,165
Palo Alto Networks, Inc. (a)	99	21,267
Q2 Holdings, Inc. (a)	2,266	134,668
RingCentral, Inc. - Class A (a)	231	21,354
Wix.com Ltd. (a)	1,210	132,313

Zendesk, Inc. (a)	330	22,285
Zscaler, Inc. (a)	2,827	136,742
		617,794

Lodging - 1.27%
The Marcus Corp.	3,003	133,844

Machinery - Diversified - 1.65%
Deere & Co.	264	43,296
IDEX Corp.	946	130,416
		173,712
Media - 1.20%
AMC Networks, Inc. - Class A (a)	1,331	83,773
World Wrestling Entertainment, Inc. - Class A	517	42,570
		126,343
Mining - 0.90%
Kirkland Lake Gold Ltd.	2,959	95,191

Pharmaceuticals - 1.43%
DexCom, Inc. (a)	594	83,771
Eli Lilly & Co.	374	44,828
Horizon Pharma PLC (a)	1,012	21,748
		150,347

Real Estate - 0.85%
Marcus & Millichap, Inc. (a)	2,255	89,298

Retail - 8.42%
Burlington Stores, Inc. (a)	253	43,443
Dollar General Corp.	1,320	152,367
Domino's Pizza, Inc.	308	87,389
Five Below, Inc. (a)	165	20,415
Lululemon Athletica, Inc. (a)	286	42,274
Restaurant Brands International, Inc.	693	43,416
Starbucks Corp.	1,287	87,696
The TJX Companies, Inc.	2,662	132,381
The Wendy's Co.	5,049	87,449
Tractor Supply Co.	1,694	144,668
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	154	44,956
		886,454
Semiconductors - 0.40%
Monolithic Power Systems, Inc.	165	20,882
Xilinx, Inc.	187	20,933
		41,815
Software - 17.99%
Atlassian Corp. PLC - Class A (a)	231	22,730
Autodesk, Inc. (a)	1,056	155,442
Black Knight, Inc. (a)	3,135	154,211
Cadence Design Systems, Inc. (a)	1,859	89,288
CommVault Systems, Inc. (a)	2,079	137,360
Cornerstone OnDemand, Inc. (a)	396	22,707
Coupa Software, Inc. (a)	1,078	93,743
Fair Isaac Corp. (a)	594	133,769

Fidelity National Information Services, Inc.	1,430	149,478
Fiserv, Inc. (a)	1,782	147,781
HubSpot, Inc. (a)	286	45,277
Intuit, Inc.	616	132,945
Microsoft Corp.	803	83,857
MSCI, Inc.	528	89,903
Paychex, Inc.	2,145	151,867
Paycom Software, Inc. (a)	143	21,198
salesforce.com, Inc. (a)	143	21,732
ServiceNow, Inc. (a)	110	24,202
Splunk, Inc. (a)	176	21,972
Tencent Music Entertainment Group - ADR (a)	8,514	127,284
Veeva Systems, Inc. - Class A(a)	198	21,594
Workday, Inc. - Class A (a)	253	45,927
		1,894,267
Telecommunications - 2.75%
AudioCodes Ltd.	6,490	90,860
Cisco Systems, Inc.	3,289	155,537
T-Mobile US, Inc. (a)	627	43,652
		290,049
TOTAL COMMON STOCKS (Cost $9,670,546)		9,983,161

MASTER LIMITED PARTNERSHIPS - 0.42%
Pipelines - 0.42%
Cheniere Energy Partners LP	1,100	44,704
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $41,536)		44,704

REAL ESTATE INVESTMENT TRUSTS - 3.17%
Diversified - 1.04%
Crown Castle International Corp.	374	43,780
Innovative Industrial Properties, Inc.	715	44,274
VICI Properties, Inc.	1,012	21,788
		109,842
Health Care - 0.21%
Medical Properties Trust, Inc.	1,243	22,623

Manufactured Homes - 0.22%
Sun Communities, Inc.	209	22,971

Mortgage - 1.06%
Granite Point Mortgage Trust, Inc.	1,122	21,901
Ladder Capital Corp.	5,203	90,064
		111,965

Single Tenant - 0.22%
Essential Properties Realty Trust, Inc.	1,430	22,737

Warehouse - 0.42%
Rexford Industrial Realty, Inc.	1,309	43,982
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $318,061)		334,120

SHORT TERM INVESTMENTS - 0.09%
Money Market Funds - 0.09%
Fidelity Government Portfolio - Class I, 2.270% (b)	9,659	9,659
TOTAL SHORT TERM INVESTMENTS (Cost $9,659)		9,659

Total Investments (Cost $10,190,224) - 100.04%		10,535,451
Liabilities in Excess of Other Assets - (0.04)%		(4,486)
TOTAL NET ASSETS - 100.00%		$10,530,965

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Innovator Loup Frontier Tech ETF
Schedule of Investments
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.77%
Aerospace/Defense - 3.03%
Aerovironment, Inc. (a)	4,950	$384,417

Auto Manufacturers - 2.35%
Tesla, Inc. (a)	968	297,195

Auto Parts & Equipment - 3.28%
Aptiv PLC	5,258	416,066

Computers - 3.24%
Lumentum Holdings, Inc. (a)	8,382	409,964

Electrical Components & Equipment - 8.24%
LG Innotek Co., Ltd.	7,359	644,859
Universal Display Corp.	3,850	399,746
		1,044,605
Electronics - 9.19%
FLIR Systems, Inc.	8,140	397,883
II-VI, Inc. (a)	10,153	385,408
Trimble, Inc. (a)	10,109	380,705
		1,163,996
Healthcare-Products - 3.00%
Intuitive Surgical, Inc. (a)	726	380,163

Home Furnishings - 5.60%
iRobot Corp. (a)	3,982	357,544
Sony Corp. - ADR	7,029	352,293
		709,837
Internet - 4.35%
Baidu, Inc. - ADR (a)	3,190	550,690

Machinery-Diversified - 12.99%
Cognex Corp.	8,316	378,378
Keyence Corp.	1,100	564,112
Rockwell Automation, Inc.	2,145	363,620
Yaskawa Electric Corp.	12,100	339,922
		1,646,032
Miscellaneous Manufacturing - 3.28%
Fabrinet (a)	7,315	415,785

Office/Business Equipment - 5.21%
Datalogic SpA	24,420	659,645

Semiconductors - 27.12%
Advanced Micro Devices, Inc. (a)	30,591	746,725
Himax Technologies, Inc. - ADR	114,070	442,592

Micron Technology, Inc. (a)	10,362	396,036
NVIDIA Corp.	2,343	336,806
SK Hynix, Inc.	10,384	689,685
STMicroelectronics NV	27,170	431,183
Teradyne, Inc.	10,978	395,098
		3,438,125
Software - 8.89%
BlackBerry Ltd. (a)	45,496	366,462
Immersion Corp. (a)	41,899	397,622
Nuance Communications, Inc. (a)	22,847	362,582
		1,126,666
TOTAL COMMON STOCKS (Cost $13,747,731)		12,643,186

SHORT TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
Fidelity Government Portfolio - Class I, 2.270% (b)	26,512	26,512
TOTAL SHORT TERM INVESTMENTS (Cost $26,512)		26,512

Total Investments (Cost $13,774,243) - 99.98%		12,669,698
Other Assets in Excess of Liabilities - 0.02%		2,532
TOTAL NET ASSETS - 100.00%		$12,672,230

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

COUNTRY	% of Net Assets
Canada	2.89%
China	4.35
Ireland	3.28
Italy	5.21
Japan	9.92
South Korea	10.53
Switzerland	3.40
Taiwan	3.49
Thailand	3.28
United States	53.42
Total Country	99.77
SHORT-TERM INVESTMENTS	0.21
TOTAL INVESTMENTS IN SECURITIES	99.98
OTHER ASSETS IN EXCESS OF LIABILITIES	0.02
TOTAL NET ASSETS	100.00%

Innovator S&P 500® Buffer ETF - July
Schedule of Investments
1/31/2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.29% (a)
CALL OPTIONS - 68.80%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,738.54	24	$6,489,840	$2,315,420
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $173.87	24	648,984	231,504
			2,546,924
PUT OPTIONS - 34.49%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,477.08	12	3,244,920	909,965
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,897.54	12	3,244,920	250,940
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $347.74	12	324,492	91,035
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $289.76	12	324,492	25,099
			1,277,039
TOTAL PURCHASED OPTIONS (Cost $3,878,080)			3,823,963

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	255		255
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $855)			855

Total Investments (Cost $3,878,935) - 103.31%			3,824,818
Liabilities in Excess of Other Assets - (3.31)%			(122,666)
TOTAL NET ASSETS - 100.00%			$3,702,152

Percentages are stated as a percent of net assets.

(a)Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
1/31/2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,477.08	12	$(3,244,920)	$(25)
SPX S&P 500® Index	6/28/2019	3,211.91	12	(3,244,920)	(483)
XSP S&P 500® Mini Index	6/28/2019	347.74	12	(324,492)	(2)
XSP S&P 500® Mini Index	6/28/2019	321.19	12	(324,492)	(48)
					(558)
Put Options
SPX S&P 500® Index	6/28/2019	2,636.75	12	(3,244,920)	(96,122)
SPX S&P 500® Index	6/28/2019	1,738.54	24	(6,489,840)	(8,045)
XSP S&P 500® Mini Index	6/28/2019	263.68	12	(324,492)	(9,614)
XSP S&P 500® Mini Index	6/28/2019	173.87	24	(648,984)	(805)
					(114,586)
Total Options Written (Premiums Received $155,217)					$(115,144)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - October
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.81% (a)
CALL OPTIONS - 68.71%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.38	160	$43,265,600	$15,326,864
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.86	80	2,163,280	766,175
			16,093,039
PUT OPTIONS - 36.10%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.77	80	21,632,800	6,140,971
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.95	80	21,632,800	1,912,494
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.71	40	1,081,640	307,178
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.40	40	1,081,640	95,638
			8,456,281
TOTAL PURCHASED OPTIONS (Cost $22,677,530)			24,549,320

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	967		967
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,567)			1,567

Total Investments (Cost $22,679,097) - 104.82%			24,550,887
Liabilities in Excess of Other Assets - (4.82)%			(1,129,064)
TOTAL NET ASSETS - 100.00%			$23,421,823

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.77	80	$(21,632,800)	$(1)
SPX S&P 500® Index	9/30/2019	3,359.77	80	(21,632,800)	(41)
XSP S&P 500® Mini Index	9/30/2019	349.71	40	(1,081,640)	-	(b)
XSP S&P 500® Mini Index	9/30/2019	335.98	40	(1,081,640)	(2)
					(44)
Put Options
SPX S&P 500® Index	9/30/2019	2,651.69	80	(21,632,800)	(919,630)
SPX S&P 500® Index	9/30/2019	1,748.38	160	(43,265,600)	(139,269)
XSP S&P 500® Mini Index	9/30/2019	265.17	40	(1,081,640)	(45,983)
XSP S&P 500® Mini Index	9/30/2019	174.86	80	(2,163,280)	(6,968)
					(1,111,850)
Total Options Written (Premiums Received $2,053,761)					$(1,111,894)

(a) Exchange-Traded.
(b) Less than $0.50 Value

Innovator S&P 500® Buffer ETF - January
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.94% (a)
CALL OPTIONS - 89.46%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.16	140	$37,857,400	$16,722,440
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.43	350	9,464,350	4,180,050
			20,902,490
PUT OPTIONS - 15.48%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.32	70	18,928,700	2,224,320
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.91	70	18,928,700	668,780
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.87	175	4,732,175	556,500
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.70	175	4,732,175	167,300
			3,616,900
TOTAL PURCHASED OPTIONS (Cost $23,526,844)			24,519,390

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	2,591		2,591
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $3,191)			3,191

Total Investments (Cost $23,530,035) - 104.95%			24,522,581
Liabilities in Excess of Other Assets - (4.95)%			(1,158,409)
TOTAL NET ASSETS - 100.00%			$23,364,172

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,065.94	70	$(18,928,700)	$(195,230)
SPX S&P 500® Index	12/31/2019	3,008.32	70	(18,928,700)	(279,230)
XSP S&P 500® Mini Index	12/31/2019	306.59	175	(4,732,175)	(48,825)
XSP S&P 500® Mini Index	12/31/2019	300.87	175	(4,732,175)	(69,650)
					(592,935)
Put Options
SPX S&P 500® Index	12/31/2019	2,281.28	70	(18,928,700)	(372,890)
SPX S&P 500® Index	12/31/2019	1,504.16	140	(37,857,400)	(87,080)
XSP S&P 500® Mini Index	12/31/2019	228.13	175	(4,732,175)	(93,275)
XSP S&P 500® Mini Index	12/31/2019	150.43	350	(9,464,350)	(21,700)
					(574,945)
Total Options Written (Premiums Received $1,454,524)					$(1,167,880)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - July
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.85% (a)
CALL OPTIONS - 70.12%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,715.08	56	$15,142,960	$5,531,134
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $171.51	56	1,514,296	553,102
			6,084,236
PUT OPTIONS - 31.73%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,430.15	28	7,571,480	1,993,290
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,858.46	28	7,571,480	510,033
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $343.02	28	757,148	199,343
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $285.85	28	757,148	51,011
			2,753,677
TOTAL PURCHASED OPTIONS (Cost $8,975,885)			8,837,913

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	105		105
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $705)			705

Total Investments (Cost $8,976,590) - 101.86%			8,838,618
Liabilities in Excess of Other Assets - (1.86)%			(161,405)
TOTAL NET ASSETS - 100.00%			$8,677,213

Percentages are stated as a percent of net assets.

(a)Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,430.15	28	$(7,571,480)	$(91)
SPX S&P 500® Index	6/28/2019	3,090.28	28	(7,571,480)	(6,032)
XSP S&P 500® Mini Index	6/28/2019	343.02	28	(757,148)	(9)
XSP S&P 500® Mini Index	6/28/2019	309.03	28	(757,148)	(603)
					(6,735)
Put Options
SPX S&P 500® Index	6/28/2019	2,429.69	28	(7,571,480)	(104,251)
SPX S&P 500® Index	6/28/2019	1,715.08	56	(15,142,960)	(17,336)
XSP S&P 500® Mini Index	6/28/2019	242.97	28	(757,148)	(10,425)
XSP S&P 500® Mini Index	6/28/2019	171.51	56	(1,514,296)	(1,734)
					(133,746)
Total Options Written (Premiums Received $254,551)					$(140,481)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - October
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.16% (a)
CALL OPTIONS - 67.63%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.36	240	$64,898,400	$22,990,756
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.84	120	3,244,920	1,149,492
			24,140,248
PUT OPTIONS - 35.53%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.73	120	32,449,200	9,210,985
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,913.94	120	32,449,200	2,868,664
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.67	60	1,622,460	460,532
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $291.39	60	1,622,460	143,418
			12,683,599
TOTAL PURCHASED OPTIONS (Cost $37,178,812)			36,823,847

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	1,573		1,573
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,173)			2,173

Total Investments (Cost $37,180,985) - 103.17%			36,826,020
Liabilities in Excess of Other Assets - (3.17)%			(1,132,292)
TOTAL NET ASSETS - 100.00%			$35,693,728

Percentages are stated as a percent of net assets.

(a)Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.73	120	$(32,449,200)	$(1)
SPX S&P 500® Index	9/30/2019	3,205.33	120	(32,449,200)	(7,790)
XSP S&P 500® Mini Index	9/30/2019	349.67	60	(1,622,460)	-	(b)
XSP S&P 500® Mini Index	9/30/2019	320.53	60	(1,622,460)	(390)
					(8,181)
Put Options
SPX S&P 500® Index	9/30/2019	2,476.85	120	(32,449,200)	(837,843)
SPX S&P 500® Index	9/30/2019	1,748.36	240	(64,898,400)	(208,892)
XSP S&P 500® Mini Index	9/30/2019	247.68	60	(1,622,460)	(41,886)
XSP S&P 500® Mini Index	9/30/2019	174.84	120	(3,244,920)	(10,446)
					(1,099,067)
Total Options Written (Premiums Received $2,406,502)					$(1,107,248)

(a) Exchange-Traded.
(b) Less than $0.50 Value

Innovator S&P 500® Power Buffer ETF - January
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.80% (a)
CALL OPTIONS - 90.94%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.14	484	$130,878,440	$57,822,069
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.41	1,210	32,719,610	14,455,979
			72,278,048
PUT OPTIONS - 15.86%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.28	242	65,439,220	7,797,394
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,506.90	242	65,439,220	2,284,715
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.83	605	16,359,805	1,949,434
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $250.69	605	16,359,805	571,179
			12,602,722
TOTAL PURCHASED OPTIONS (Cost $81,199,602)			84,880,770

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.270% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (c)	100		100
First American Government Obligations Fund - Class X, 2.316% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (c)	2,594		2,594
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $3,194)			3,194

Total Investments (Cost $81,202,796) - 106.80%			84,883,964
Liabilities in Excess of Other Assets - (6.80)%			(5,404,328)
TOTAL NET ASSETS - 100.00%			$79,479,636

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.05%
(c) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.28	242	$(65,439,220)	$(1,025,439)
SPX S&P 500® Index	12/31/2019	2,855.36	242	(65,439,220)	(2,252,704)
XSP S&P 500® Mini Index	12/31/2019	300.83	605	(16,359,805)	(256,331)
XSP S&P 500® Mini Index	12/31/2019	285.54	605	(16,359,805)	(563,073)
					(4,097,547)
Put Options
SPX S&P 500® Index	12/31/2019	2,130.87	242	(65,439,220)	(824,743)
SPX S&P 500® Index	12/31/2019	1,504.14	484	(130,878,440)	(263,997)
XSP S&P 500® Mini Index	12/31/2019	213.09	605	(16,359,805)	(206,203)
XSP S&P 500® Mini Index	12/31/2019	150.41	1,210	(32,719,610)	(65,991)
					(1,360,934)
Total Options Written (Premiums Received $5,107,666)					$(5,458,481)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - July
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 100.64% (a)
CALL OPTIONS - 71.13%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $1,715.09	284	$76,796,440	$28,050,471
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $171.52	284	7,679,644	2,804,742
			30,855,213
PUT OPTIONS - 29.51%
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $3,430.17	142	38,398,220	10,109,110
SPX S&P 500® Index, Expires 6/28/2019, Strike Price $2,715.54	142	38,398,220	1,527,777
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $343.04	142	3,839,822	1,011,234
XSP S&P 500® Mini Index, Expires 6/28/2019, Strike Price $271.55	142	3,839,822	152,755
			12,800,876
TOTAL PURCHASED OPTIONS (Cost $42,269,243)			43,656,089

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	2,136		2,136
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,736)			2,736

Total Investments (Cost $42,271,979) - 100.65%			43,658,825
Liabilities in Excess of Other Assets - (0.65)%			(283,067)
TOTAL NET ASSETS - 100.00%			$43,375,758

Percentages are stated as a percent of net assets.

(a)Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedules of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/28/2019	$3,430.17	142	$(38,398,220)	$(463)
SPX S&P 500® Index	6/28/2019	3,109.15	142	(38,398,220)	(23,431)
XSP S&P 500® Mini Index	6/28/2019	343.04	142	(3,839,822)	(46)
XSP S&P 500® Mini Index	6/28/2019	310.91	142	(3,839,822)	(2,345)
					(26,285)
Put Options
SPX S&P 500® Index	6/28/2019	1,858.00	142	(38,398,220)	(71,401)
SPX S&P 500® Index	6/28/2019	1,715.09	284	(76,796,440)	(87,919)
XSP S&P 500® Mini Index	6/28/2019	185.80	142	(3,839,822)	(7,140)
XSP S&P 500® Mini Index	6/28/2019	171.52	284	(7,679,644)	(8,795)
					(175,255)
Total Options Written (Premiums Received $654,509)					$(201,540)

(a) Exchange-Traded.

Innnovator S&P 500® Ultra Buffer ETF - October
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.14% (a)
CALL OPTIONS - 68.15%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $1,748.37	456	$123,306,960	$43,682,000
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $174.85	228	6,165,348	2,183,816
			45,865,816
PUT OPTIONS - 32.99%
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $3,496.75	228	61,653,480	17,501,320
SPX S&P 500® Index, Expires 9/30/2019, Strike Price $2,768.24	228	61,653,480	3,644,754
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $349.69	114	3,082,674	875,234
XSP S&P 500® Mini Index, Expires 9/30/2019, Strike Price $276.82	114	3,082,674	182,217
			22,203,525
TOTAL PURCHASED OPTIONS (Cost $66,210,012)			68,069,341

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 2.270% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (b)	100		100
First American Government Obligations Fund - Class X, 2.316% (b)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (b)	6,952		6,952
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (b)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $7,552)			7,552

Total Investments (Cost $66,217,564) - 101.15%			68,076,893
Liabilities in Excess of Other Assets - (1.15)%			(774,487)
TOTAL NET ASSETS - 100.00%			$67,302,406

Percentages are stated as a percent of net assets.

(a)Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2019	$3,496.75	228	$(61,653,480)	$(2)
SPX S&P 500® Index	9/30/2019	3,205.04	228	(61,653,480)	(14,910)
XSP S&P 500® Mini Index	9/30/2019	349.69	114	(3,082,674)	-	(b)
XSP S&P 500® Mini Index	9/30/2019	320.50	114	(3,082,674)	(746)
					(15,658)
Put Options
SPX S&P 500® Index	9/30/2019	1,849.06	228	(61,653,480)	(301,905)
SPX S&P 500® Index	9/30/2019	1,748.37	456	(123,306,960)	(396,907)
XSP S&P 500® Mini Index	9/30/2019	189.41	114	(3,082,674)	(15,097)
XSP S&P 500® Mini Index	9/30/2019	174.85	228	(6,165,348)	(19,853)
					(733,762)
Total Options Written (Premiums Received $1,896,166)					$(749,420)

(a) Exchange-Traded.
(b) Less than $0.50 Value

Innnovator S&P 500® Ultra Buffer ETF - January
Schedule of Investments
January 31, 2019 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.71% (a)
CALL OPTIONS - 91.74%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $1,504.15	204	$55,163,640	$24,371,091
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $150.42	510	13,790,910	6,092,529
			30,463,620
PUT OPTIONS - 14.97%
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $3,008.30	102	27,581,820	3,286,649
SPX S&P 500® Index, Expires 12/31/2019, Strike Price $2,381.56	102	27,581,820	690,197
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $300.85	255	6,895,455	822,023
XSP S&P 500® Mini Index, Expires 12/31/2019, Strike Price $238.16	255	6,895,455	172,568
			4,971,437
TOTAL PURCHASED OPTIONS (Cost $33,220,503)			35,435,057

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 2.270% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.250% (c)	100		100
First American Government Obligations Fund - Class X, 2.316% (c)	100		100
First American Treasury Obligations Fund - Class X, 2.298% (c)	645		645
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 2.268% (c)	100		100
STIT - Treasury Portfolio - Class I, 2.278% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 2.230% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,245)			1,245

Total Investments (Cost $33,221,748) - 106.71%			35,436,302
Liabilities in Excess of Other Assets - (6.71)%			(2,228,308)
TOTAL NET ASSETS - 100.00%			$33,207,994

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(a) Less than 0.05%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Schedule of Options Written (a)
January 31, 2019 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2019	$3,008.30	102	$(27,581,820)	$(432,161)
SPX S&P 500® Index	12/31/2019	2,807.73	102	(27,581,820)	(1,169,399)
XSP S&P 500® Mini Index	12/31/2019	300.85	255	(6,895,455)	(107,917)
XSP S&P 500® Mini Index	12/31/2019	280.77	255	(6,895,455)	(292,387)
					(2,001,864)
Put Options
SPX S&P 500® Index	12/31/2019	1,629.49	102	(27,581,820)	(81,586)
SPX S&P 500® Index	12/31/2019	1,504.15	204	(55,163,640)	(111,275)
XSP S&P 500® Mini Index	12/31/2019	162.95	255	(6,895,455)	(20,397)
XSP S&P 500® Mini Index	12/31/2019	150.42	510	(13,790,910)	(27,823)
					(241,081)
Total Options Written (Premiums Received $1,464,134)					$(2,242,945)

(a) Exchange-Traded.

Notes to Schedule of Investments
January 31, 2019 (Unaudited)

1)  Organization

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended and is classified as an open-end management investment company. The Trust currently consists of multiple operational series, collectively the (“Funds”): the Innovator IBD® 50 ETF (“FFTY”), which commenced operations on April 8, 2015; the Innovator IBD® ETF Leaders ETF (“LDRS”), which commenced operations on December 20, 2017; the Innovator IBD® Breakout Opportunities ETF (“BOUT”), which commenced operations on September 12, 2018; the Innovator Loup Frontier Tech ETF (“LOUP”), which commenced operations on July 24, 2018;  the Innovator S&P 500® Buffer ETF – July (“BJUL”), which commenced operation on August 28, 2018; the Innovator S&P 500® Power Buffer ETF – July (“PJUL”) and Innovator S&P 500® Ultra Buffer ETF – July (“UJUL”), which commenced operations on August 7, 2018; the Innovator S&P 500® Buffer ETF – October (“BOCT”), Innovator S&P 500® Power Buffer ETF – October (“POCT”) and Innovator S&P 500® Ultra Buffer ETF – October (“UOCT”), which commenced operations on September 28, 2018 and the Innovator S&P 500® Buffer ETF – January (“BJAN”), Innovator S&P 500® Power Buffer ETF – January (“PJAN”) and Innovator S&P 500® Ultra Buffer ETF – January (“UJAN”), which commenced operations on December 31, 2018.

2)  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedule of investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates fair value. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$393,004,100	$-	$-	$393,004,100
Real Estate Investment Trusts	30,050,435	-	-	30,050,435
Short Term Investments	1,009,454	-	-	1,009,454
Total Assets	$424,063,989	$-	$-	$424,063,989

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$24,735,608	$-	$-	$24,735,608
Short Term Investments	87,890	-	-	87,890
Total Assets	$24,823,498	$-	$-	$24,823,498

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Business Development Companies	$163,807	$-	$-	$163,807
Common Stocks	9,983,161	-	-	9,983,161
Master Limited Partnerships	44,704	-	-	44,704
Real Estate Investment Trusts	334,120	-	-	334,120
Short Term Investments	9,659	-	-	9,659
Total Assets	$10,535,451	$-	$-	$10,535,451

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$12,643,186	$-	$-	$12,643,186
Short Term Investments	26,512	-	-	26,512
Total Assets	$12,669,698	$-	$-	$12,669,698

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,823,963	$-	$3,823,963
Short Term Investments	855	-	-	855
Total Assets	$855	$3,823,963	$-	$3,824,818

Liabilities
Options Written	$-	$115,144	$-	$115,144
Total Liabilities	$-	$115,144	$-	$115,144

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$24,549,320	$-	$24,549,320
Short Term Investments	1,567	-	-	1,567
Total Assets	$1,567	$24,549,320	$-	$24,550,887

Liabilities
Options Written	$-	$1,111,894	$-	$1,111,894
Total Liabilities	$-	$1,111,894	$-	$1,111,894

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$24,519,390	$-	$24,519,390
Short Term Investments	3,191	-	-	3,191
Total Assets	$3,191	$24,519,390	$-	$24,522,581

Liabilities
Options Written	$-	$1,167,880	$-	$1,167,880
Total Liabilities	$-	$1,167,880	$-	$1,167,880

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,837,913	$-	$8,837,913
Short Term Investments	705	-	-	705
Total Assets	$705	$8,837,913	$-	$8,838,618

Liabilities
Options Written	$-	$140,481	$-	$140,481
Total Liabilities	$-	$140,481	$-	$140,481

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$36,823,847	$-	$36,823,847
Short Term Investments	2,173	-	-	2,173
Total Assets	$2,173	$36,823,847	$-	$36,826,020

Liabilities
Options Written	$-	$1,107,248	$-	$1,107,248
Total Liabilities	$-	$1,107,248	$-	$1,107,248

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$84,880,770	$-	$84,880,770
Short Term Investments	3,194	-	-	3,194
Total Assets	$3,194	$84,880,770	$-	$84,883,964

Liabilities
Options Written	$-	$5,458,481	$-	$5,458,481
Total Liabilities	$-	$5,458,481	$-	$5,458,481

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$43,656,089	$-	$43,656,089
Short Term Investments	2,736	-	-	2,736
Total Assets	$2,736	$43,656,089	$-	$43,658,825

Liabilities
Options Written	$-	$201,540	$-	$201,540
Total Liabilities	$-	$201,540	$-	$201,540

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$68,069,341	$-	$68,069,341
Short Term Investments	7,552	-	-	7,552
Total Assets	$7,552	$68,069,341	$-	$68,076,893

Liabilities
Options Written	$-	$749,420	$-	$749,420
Total Liabilities	$-	$749,420	$-	$749,420

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$35,435,057	$-	$35,435,057
Short Term Investments	1,245	-	-	1,245
Total Assets	$1,245	$35,435,057	$-	$35,436,302

Liabilities
Options Written	$-	$2,242,945	$-	$2,242,945
Total Liabilities	$-	$2,242,945	$-	$2,242,945

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

Certain Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

Certain Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

The average volume of derivative activity during the period ended January 31, 2019, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJUL	$3,845,908	$(190,459)
BOCT	27,322,002	(1,831,045)
BJAN	24,519,390	(1,167,880)
PJUL	6,759,475	(192,715)
POCT	28,721,627	(1,338,200)
PJAN	84,880,770	(5,458,481)
UJUL	30,987,666	(317,313)
UOCT	58,681,585	(1,169,716)
UJAN	35,435,057	(2,242,945)

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date   March 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date   March 13, 2019

By (Signature and Title)*  /s/ John Southard
John Southard, Principal Financial Officer

Date   March 13, 2019

* Print the name and title of each signing officer under his or her signature.